CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	51,922,009	48,834,916	36,149,985
Common stock, shares outstanding	51,922,009	48,834,916	36,149,985
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Series AA Preferred Stock [Member]
Mandatorily redeemable preferred stock, shares issues	0	2,342,740	0
Mandatorily redeemable preferred stock, shares outstanding	0	2,342,740	0
Preferred stock, shares authorized		3,000,000